1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
New working capital	$ 1,123,000	$ 1,357,000
SonOfDirectorMember
New working capital	355,000	525,000
DirectorMember
New working capital	35,000	50,000
EquityLineOfCreditMember
New working capital	259,000	1,000
PromissoryNotesMember
New working capital	244,000	367,000
RelatedPartiesMember
New working capital	$ 230,000	$ 414,000